UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		CI Global Holdings Inc.
Address:	2 Queen Street East, Twentieth Floor
		Toronto, Ontario M5C 3G7
		Canada

Form 13F File Number: 28-14509

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Janet Gillies
Title:		Vice President, Compliance
Phone:		(416)681-1771

Signature, Place, and Date of Signing:


Janet Gillies   Toronto, Ontario  Canada   February 3, 2012
[Signature]	    [City, State]		[Date]

Report Type:

[X] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F File Number Name

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	101

Form 13F Information Table Value Total: $ 1,088,757
					 (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

CI GLOBAL HOLDINGS INC.
FORM 13F
12/31/2011

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                                                                 VALUE     SHRS OR      SH/   PUT/  INVSTMT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT     PRN   CALL  DSCRETN   MGR        SOLE

3M CO                              COM               88579Y101        18,594      227,500  SH     0   SOLE    NONE         227,500
ABBOTT LABS                        COM               002824100        19,737      351,000  SH     0   SOLE    NONE         351,000
ACTIVISION BLIZZARD INC            COM               00507V109         1,971      160,000  SH     0   SOLE    NONE         160,000
AETNA INC NEW                      COM               00817Y108        29,111      690,000  SH     0   SOLE    NONE         690,000
AGILENT TECHNOLOGIES INC           COM               00846U101         1,223       35,000  SH     0   SOLE    NONE          35,000
AKAMAI TECHNOLOGIES INC            COM               00971T101         9,523      295,000  SH     0   SOLE    NONE         295,000
ALLEGHENY TECHNOLOGIES INC         COM               01741R102         9,680      202,500  SH     0   SOLE    NONE         202,500
ANSYS INC                          COM               03662Q105        16,898      295,000  SH     0   SOLE    NONE         295,000
APACHE CORP                        COM               037411105        20,607      227,500  SH     0   SOLE    NONE         227,500
APACHE CORP                        PFD CONV SER D    037411808           271        5,000  SH     0   SOLE    NONE           5,000
APPLE INC                          COM               037833100        40,095       99,000  SH     0   SOLE    NONE          99,000
AUTOZONE INC                       COM               053332102        13,649       42,000  SH     0   SOLE    NONE          42,000
BALCHEM CORP                       COM               057665200         5,676      140,000  SH     0   SOLE    NONE         140,000
BARCLAYS BK PLC                    IPTH S&P VIX NEW  06740C261         3,908      110,000  SH     0   SOLE    NONE         110,000
BECTON DICKINSON & CO              COM               075887109        15,691      210,000  SH     0   SOLE    NONE         210,000
BED BATH & BEYOND INC              COM               075896100         4,348       75,000  SH     0   SOLE    NONE          75,000
BRISTOL MYERS SQUIBB CO            COM               110122108         5,286      150,000  SH     0   SOLE    NONE         150,000
BROADRIDGE FINL SOLUTIONS IN       COM               11133T103        17,307      767,500  SH     0   SOLE    NONE         767,500
BROOKFIELD INFRAST PARTNERS        LP INT UNIT       G16252101         2,770      100,000  SH     0   SOLE    NONE         100,000
BTU INTL INC                       COM               056032105             8        3,245  SH     0   SOLE    NONE           3,245
BUFFALO WILD WINGS INC             COM               119848109         3,713       55,000  SH     0   SOLE    NONE          55,000
CARPENTER TECHNOLOGY CORP          COM               144285103        10,039      195,000  SH     0   SOLE    NONE         195,000
CATERPILLAR INC DEL                COM               149123101         2,265       25,000  SH     0   SOLE    NONE          25,000
CERNER CORP                        COM               156782104        14,700      240,000  SH     0   SOLE    NONE         240,000
CHECK POINT SOFTWARE TECH LT       ORD               M22465104         7,356      140,000  SH     0   SOLE    NONE         140,000
CHEVRON CORP NEW                   COM               166764100         7,448       70,000  SH     0   SOLE    NONE          70,000
CISCO SYS INC                      COM               17275R102        15,639      865,000  SH     0   SOLE    NONE         865,000
COCA COLA CO                       COM               191216100         2,799       40,000  SH     0   SOLE    NONE          40,000
COMPANHIA DE BEBIDAS DAS AME       SPON ADR PFD      20441W203         4,692      130,000  SH     0   SOLE    NONE         130,000
CONTINENTAL RESOURCES INC          COM               212015101        19,846      297,500  SH     0   SOLE    NONE         297,500
COPA HOLDINGS SA                   CL A              P31076105        12,174      207,500  SH     0   SOLE    NONE         207,500
CUMMINS INC                        COM               231021106         7,702       87,500  SH     0   SOLE    NONE          87,500
CYMER INC                          COM               232572107        15,435      310,179  SH     0   SOLE    NONE         310,179
DAVITA INC                         COM               23918K108        10,234      135,000  SH     0   SOLE    NONE         135,000
DECKERS OUTDOOR CORP               COM               243537107         4,421       58,500  SH     0   SOLE    NONE          58,500
DEERE & CO                         COM               244199105        16,824      217,500  SH     0   SOLE    NONE         217,500
DEVON ENERGY CORP NEW              COM               25179M103        23,405      377,500  SH     0   SOLE    NONE         377,500
DOLBY LABORATORIES INC             COM               25659T107         2,743       89,900  SH     0   SOLE    NONE          89,900
DU PONT E I DE NEMOURS & CO        COM               263534109         9,156      200,000  SH     0   SOLE    NONE         200,000
DUN & BRADSTREET CORP DEL NE       COM               26483E100         8,276      110,600  SH     0   SOLE    NONE         110,600
EAGLE MATERIALS INC                COM               26969P108        13,908      542,000  SH     0   SOLE    NONE         542,000
EDAC TECHNOLOGIES CORP             COM               279285100           552       50,000  SH     0   SOLE    NONE          50,000
ESTERLINE TECHNOLOGIES CORP        COM               297425100        12,817      229,000  SH     0   SOLE    NONE         229,000
F5 NETWORKS INC                    COM               315616102        13,042      122,900  SH     0   SOLE    NONE         122,900
FEDEX CORP                         COM               31428X106        17,120      205,000  SH     0   SOLE    NONE         205,000
FOOT LOCKER INC                    COM               344849104         2,525      105,900  SH     0   SOLE    NONE         105,900
FREQUENCY ELECTRS INC              COM               358010106         8,510    1,110,960  SH     0   SOLE    NONE       1,110,960
GENERAL MTRS CO                    JR PFD CNV SRB    37045V209         2,569       75,000  SH     0   SOLE    NONE          75,000
GROUPE CGI INC                     CL A SUB VTG      39945C109         9,425      500,000  SH     0   SOLE    NONE         500,000
HARRIS CORP DEL                    COM               413875105        14,236      395,000  SH     0   SOLE    NONE         395,000
HAYNES INTERNATIONAL INC           COM NEW           420877201        11,466      210,000  SH     0   SOLE    NONE         210,000
HOME DEPOT INC                     COM               437076102        13,873      330,000  SH     0   SOLE    NONE         330,000
INTEL CORP                         COM               458140100         4,850      200,000  SH     0   SOLE    NONE         200,000
IPG PHOTONICS CORP                 COM               44980X109        18,120      535,000  SH     0   SOLE    NONE         535,000
ISHARES TR                         BARCLY USAGG B    464287226         4,410       40,000  SH     0   SOLE    NONE          40,000
ISHARES TR                         BARCLYS 20+ YR    464287432         5,456       45,000  SH     0   SOLE    NONE          45,000
JONES LANG LASALLE INC             COM               48020Q107         9,189      150,000  SH     0   SOLE    NONE         150,000
JPMORGAN CHASE & CO                COM               46625H100         1,663       50,000  SH     0   SOLE    NONE          50,000
KIMBERLY CLARK CORP                COM               494368103         6,620       90,000  SH     0   SOLE    NONE          90,000
LKQ CORP                           COM               501889208         5,219      173,500  SH     0   SOLE    NONE         173,500
MATERION CORP                      COM               576690101         4,249      175,000  SH     0   SOLE    NONE         175,000
MCDONALDS CORP                     COM               580135101         4,013       40,000  SH     0   SOLE    NONE          40,000
MCKESSON CORP                      COM               58155Q103        19,867      255,000  SH     0   SOLE    NONE         255,000
MCMORAN EXPLORATION CO             COM               582411104        16,005    1,100,000  SH     0   SOLE    NONE       1,100,000
MEAD JOHNSON NUTRITION CO          COM               582839106        22,681      330,000  SH     0   SOLE    NONE         330,000
MEDNAX INC                         COM               58502B106        16,382      227,500  SH     0   SOLE    NONE         227,500
MERCK & CO INC NEW                 COM               58933Y105        35,438      940,000  SH     0   SOLE    NONE         940,000
MICROSOFT CORP                     COM               594918104        15,576      600,000  SH     0   SOLE    NONE         600,000
MWI VETERINARY SUPPLY INC          COM               55402X105        14,484      218,000  SH     0   SOLE    NONE         218,000
NETGEAR INC                        COM               64111Q104         2,014       60,000  SH     0   SOLE    NONE          60,000
NEWPARK RES INC                    COM PAR $.01NEW   651718504         7,299      768,270  SH     0   SOLE    NONE         768,270
NEWPARK RES INC                    NOTE  4.000%10/0  651718AC2           286      250,000  SH     0   SOLE    NONE         250,000
ORBITAL SCIENCES CORP              COM               685564106         9,880      680,000  SH     0   SOLE    NONE         680,000
PANERA BREAD CO                    CL A              69840W108         4,385       31,000  SH     0   SOLE    NONE          31,000
PERRIGO CO                         COM               714290103        26,758      275,000  SH     0   SOLE    NONE         275,000
PFIZER INC                         COM               717081103        17,349      801,700  SH     0   SOLE    NONE         801,700
PNC FINL SVCS GROUP INC            COM               693475105        12,399      215,000  SH     0   SOLE    NONE         215,000
PPG INDS INC                       COM               693506107        12,941      155,000  SH     0   SOLE    NONE         155,000
PULTE GROUP INC                    COM               745867101         7,951    1,260,000  SH     0   SOLE    NONE       1,260,000
QLOGIC CORP                        COM               747277101         1,500      100,000  SH     0   SOLE    NONE         100,000
QUALCOMM INC                       COM               747525103        25,709      470,000  SH     0   SOLE    NONE         470,000
RANDGOLD RES LTD                   ADR               752344309         6,126       60,000  SH     0   SOLE    NONE          60,000
ROGERS CORP                        COM               775133101        14,007      380,000  SH     0   SOLE    NONE         380,000
SHERWIN WILLIAMS CO                COM               824348106         8,927      100,000  SH     0   SOLE    NONE         100,000
SIGMA ALDRICH CORP                 COM               826552101        21,262      340,411  SH     0   SOLE    NONE         340,411
STANDARD MTR PRODS INC             COM               853666105         1,646       82,105  SH     0   SOLE    NONE          82,105
TERADATA CORP DEL                  COM               88076W103         8,974      185,000  SH     0   SOLE    NONE         185,000
TJX COS INC NEW                    COM               872540109         7,423      115,000  SH     0   SOLE    NONE         115,000
TOLL BROTHERS INC                  COM               889478103         6,779      332,000  SH     0   SOLE    NONE         332,000
TOWERS WATSON & CO                 CL A              891894107        10,961      182,900  SH     0   SOLE    NONE         182,900
TRIUMPH GROUP INC NEW              COM               896818101        18,178      311,000  SH     0   SOLE    NONE         311,000
UNION PAC CORP                     COM               907818108         5,297       50,000  SH     0   SOLE    NONE          50,000
US BANCORP DEL                     COM NEW           902973304         2,705      100,000  SH     0   SOLE    NONE         100,000
VMWARE INC                         CL A COM          928563402        14,974      180,000  SH     0   SOLE    NONE         180,000
W P CAREY & CO LLC                 COM               92930Y107        11,042      269,700  SH     0   SOLE    NONE         269,700
WELLS FARGO & CO NEW               COM               949746101        21,083      765,000  SH     0   SOLE    NONE         765,000
WHOLE FOODS MKT INC                COM               966837106         6,262       90,000  SH     0   SOLE    NONE          90,000
WOODWARD INC                       COM               980745103         9,209      225,000  SH     0   SOLE    NONE         225,000
XYLEM INC                          COM               98419M100        13,230      515,000  SH     0   SOLE    NONE         515,000
XYRATEX LTD                        COM               G98268108         1,598      120,000  SH     0   SOLE    NONE         120,000
ZYGO CORP                          COM               989855101        11,120      630,000  SH     0   SOLE    NONE         630,000

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